Disclosure of additional information about defined benefit plans, balance by member group (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Closing defined benefit obligation	$ 211,512	$ 383,054	$ 349,165
Active members [Member]
Statements [Line Items]
Closing defined benefit obligation	200,591	250,965	235,815
Deferred members [Member]
Statements [Line Items]
Closing defined benefit obligation	723	4,304	3,636
Retired members [Member]
Statements [Line Items]
Closing defined benefit obligation	$ 10,198	$ 127,785	$ 109,714